Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 1,942,840	$ (1,881,635)	$ 864,722
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	687,159	804,395	871,445
Amortization of right-of-use assets		37,335	73,422
Amortization of intangible assets	124,047	101,315	100,689
Allowance for current expected credit losses	124,517	38,616	52,914
(Gain) loss on disposals of property and equipment and intangible assets	(16,835)	105,954	(339,117)
Share-based compensation		1,968,000
Change in inventory reserve	125,614	488	32,412
Deferred tax benefit	(18,120)	(31,223)	(25,129)
Changes in operating assets and liabilities:
Accounts receivable	(3,246,989)	1,845	1,155,718
Notes receivable	(701,686)	(385,084)	57,678
Inventories	193,149	(394,565)	157,729
Prepayments and other current assets	978,924	(1,070,397)	(134,308)
Other non-current assets			2,118
Due from related parties			117,210
Due to related parties	53,307	(10,417)	(138,951)
Accounts payable	444,917	39,274	(1,557,271)
Accrued expenses and other payables	43,951	261,255	(310,147)
Income tax payable	143,472	810	(96,217)
Net cash provided by (used in) operating activities	878,267	(414,034)	884,917
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(217,443)	(32,506)	(302,393)
Purchase of intangible assets			(561,395)
Prepayments for purchase of Yingxuan Assets	(1,099,783)	(277,944)	(1,776,529)
Proceeds from sale of property and equipment	41,740	2,779	738,607
Deposit for investment		(33,350,376)
Advance to related parties	(410,017)		(351,924)
Repayment from related parties	423,930	346,238
Net cash used in investing activities	(1,261,573)	(33,311,809)	(2,253,634)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments for financing liabilities		(44,763)	(235,969)
Payments for finance leases		(45,235)	(307,637)
Advances from related parties		1,064,327	4,566,368
Repayments to related parties		(1,041,097)	(5,127,251)
Payments of offering costs			(229,723)
Borrowings from short term loans	8,932,174	7,172,270	1,765,312
Repayments of short term loans	(7,387,826)	(6,866,531)	(1,883,941)
Borrowings from long term loans		416,916	4,660,425
Repayments of long term loans	(288,596)	(147,310)	(11,199,141)
Proceeds from initial public offering, net of costs			7,228,964
Proceeds from exercise of option, net of costs			1,144,687
Proceeds from private placement		33,000,000
Net cash provided by financing activities	1,255,752	33,508,577	382,094
Effect of exchange rate changes	87,935	326,383	(311,747)
Net increase (decrease) in cash and cash equivalents and restricted cash	960,381	109,117	(1,298,370)
Cash and cash equivalents and restricted cash, beginning of year	924,786	815,669	2,114,039
Cash and cash equivalents and restricted cash, end of year	1,885,167	924,786	815,669
Cash and cash equivalents	1,811,149	909,716	775,686
Restricted cash	74,018	15,070	39,983
Cash and cash equivalents and restricted cash, end of year	1,885,167	924,786	815,669
Cash paid during the year for:
Income taxes	90,294	38,805	374,487
Interest paid	354,567	599,524	650,803
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Property, plant and equipment acquired in exchange of notes receivable	219,117	87,477
Property, plant and equipment acquired and applied from prepayments	17,116	80,654
Right-of-use assets transferred to property and equipment upon exercise of purchase option		$ 626,414	$ 508,617